Organization (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Organization (Textual) [Abstract]
Accumulated deficit	$ (394,658)	$ (375,418)
Cash and cash equivalents	$ 10,096	$ 24,571	$ 17,008	$ 25,471
Quarter to which operations can be funded with current cash and cash equivalents	Into third quarter of 2013